UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Scopia Management Inc.
Address:  100 Park Avenue, New York, NY 10017


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeremy Mindich
Title:   President
Phone:   212-370-0008

Signature, Place, and Date of Signing:

     /s/ Jeremy Mindich             New York, NY              2-10-2005
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $   117,019
                                         -----------
                                         (thousands)

List of Other Included Managers:


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
none
______    28-______________________     ______________________________

[Repeat as necessary.]

Column 1                              Column 2     Column 3       Column 4           Column 5        Column 6   Column 7   Column 8
Name of Issuer                     Title of Class    Cusip   Market Value(Base)    Account and      Investment   Other      Voting
                                                                   *$1000      Type of Security SH  Discretion  Managers   Authority
99 CENTS ONLY STORES CMN               Common      65440K106         $ 215             13300           SOLE                   13300
BALLARD POWER SYSTEMS INC CMN          Common      05858H104         $ 234             34577           SOLE                   34577
BOSTON ACOUSTICS INC CMN               Common      100534106       $ 2,929            211487           SOLE                  211487
BOSTON SCIENTIFIC CORP. COMMON STOCK   Common      101137107       $ 1,670             47000           SOLE                   47000
CABLEVISION SYSTEMS CORP
  CABLEVISION NY GROUP COM             Common      12686C109       $ 5,179            208000           SOLE                  208000
BOSTON SCIENTIFIC CORP. CALL           Option      101137907         $ 711             20000 Call      SOLE                   20000
BOSTON SCIENTIFIC CORP. CALL           Option      101137907         $ 355             10000 Call      SOLE                   10000
MEADWESTVACO CORP. CALL                Option      58334907        $ 1,118             33000 Call      SOLE                   33000
CELADON GROUP INC CMN                  Common      150838100       $ 2,457            110439           SOLE                  110439
CIT GROUP INC CMN                      Common      125581108       $ 6,162            134500           SOLE                  134500
COINSTAR INC CMN                       Common      19259P300       $ 1,073             40000           SOLE                   40000
CORRECTIONS CORP AMER NEW CMN          Common      22025Y407       $ 4,053            100200           SOLE                  100200
ENDURANCE SPECIALTY HLDGS LTD CMN      Common      G30397106       $ 2,497             73000           SOLE                   73000
GENITOPE CORPORATION CMN               Common      37229P507         $ 532             31200           SOLE                   31200
GOLD KIST INC. CMN                     Common      380614107       $ 4,735            347660           SOLE                  347660
GOODYEAR TIRE & RUBBER CO CMN          Common      382550101         $ 186             12700           SOLE                   12700
GUIDANT CORPORATION CMN                Common      401698105       $ 2,509             34800           SOLE                   34800
HARRIS AND HARRIS GRP INC. CMN         Common      413833104         $ 263             16086           SOLE                   16086
HCA INC CMN                            Common      404119109       $ 2,118             53000           SOLE                   53000
IPASS INC CMN                          Common      46261V108       $ 2,717            367167           SOLE                  367167
ISTAR FINL INC CMN                     Common      45031U101       $ 8,645            191000           SOLE                  191000
LINENS 'N THINGS INC CMN               Common      535679104         $ 605             24400           SOLE                   24400
MILLER INDS INC CMN                    Common      600551204       $ 9,657            854630           SOLE                  854630
PFIZER INC. CMN                        Common      717081103       $ 5,378            200000           SOLE                  200000
PROSPECT ENERGY CORP CMN               Common      74348T102       $ 1,045             87051           SOLE                   87051
AFFILIATED COMPUTER SVS PUT            Option      0081909ML       $ 1,800             29900 Put       SOLE                   29900
AUTOZONE INC. PUT                      Option      0533339OR       $ 1,004             11000 Put       SOLE                   11000
BANK OF AMERICA PUT                    Option      0605009MG       $ 4,633             98600 Put       SOLE                   98600
CUMMINS INC PUT                        Option      2310219RQ       $ 1,005             12000 Put       SOLE                   12000
CAPITAL ONE FINANCIAL CORP             Option      1404099MN       $ 1,373             16300 Put       SOLE                   16300
CVS CORP PUT                           Option      1266539MH       $ 1,758             39000 Put       SOLE                   39000
CVS CORP PUT                           Option      1266509MI       $ 1,803             40000 Put       SOLE                   40000
CVS CORP PUT                           Option      1266509NI         $ 861             19100 Put       SOLE                   19100
DELL INC PUT                           Option      24702R9MG       $ 1,306             31000 Put       SOLE                   31000
MARTHA STEWAR LIVING OMNIMEDIA PUT     Option      5730839RE       $ 2,176             75000 Put       SOLE                   75000
MERCK & CO INC.                        Common      589331107       $ 4,907            157700           SOLE                  157700
NORTH FORK BANCORPORATION PUT          Option      6594259QV       $ 1,154             40000 Put       SOLE                   40000
NORTH FORK BANCORPORATION PUT          Option      6594249TF       $ 1,154             40000 Put       SOLE                   40000
ROBERT HALF INTERNATIONAL PUT          Option      7703239NE         $ 765             26000 Put       SOLE                   26000
ROBERT HALF INTERNATIONAL PUT          Option      7703239OF       $ 1,471             50000 Put       SOLE                   50000
PXRE GROUP LTD CMN                     Common      G73018106       $ 6,151            244000           SOLE                  244000
RED HAT, INC. CMN                      Common      756577102         $ 534             40000           SOLE                   40000
RITE AID CORP CMN                      Common      767754104         $ 523            142969           SOLE                  142969
STRATEX NETWORKS, INC. CMN             Common      86279T109       $ 1,482            655808           SOLE                  655808
TESCO CORPORATION CMN                  Common      88157K101       $ 4,182            383688           SOLE                  383688
TRW AUTOMOTIVE HOLDINGS CORP CMN       Common      87264S106       $ 1,711             82700           SOLE                   82700
TUESDAY MORNING CORP CMN               Common      899035505       $ 1,315             42917           SOLE                   42917
WYETH CMN                              Common      983024100       $ 6,908            162200           SOLE                  162200